Investment Securities (Tables)	12 Months Ended
Dec. 31, 2019
Investments Debt And Equity Securities [Abstract]
Carrying Amounts and Fair Values of Securities Available for Sale and Held to Maturity

Carrying amounts and fair values of securities available for sale and held to maturity are summarized below:

December 31, 2019	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(dollars in thousands)
Securities available for sale
U.S. Treasury	$4,976	$36	$—	$5,012
U.S. Government agencies	25,869	18	201	25,686
GSE - Mortgage-backed securities and CMO’s	38,305	413	142	38,576
State and political subdivisions	13,937	329	45	14,221
Corporate bonds	5,018	11	—	5,029
Total securities available for sale	$88,105	$807	$388	$88,524

December 31, 2019	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(dollars in thousands)
Securities held to maturity
U.S. Government agencies	$578	$5	$—	$583
State and political subdivisions	6,826	62	—	6,888
Corporate bonds	6,024	5	1	6,028
Total securities held to maturity	$13,428	$72	$1	$13,499

Note 2 - Investment Securities (Continued)

December 31, 2018	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(dollars in thousands)
Securities available for sale
U.S. Treasury	$4,944	$11	$—	$4,955
U.S. Government agencies	52,935	47	1,066	51,916
GSE - Mortgage-backed securities and CMO’s	17,217	—	515	16,702
State and political subdivisions	13,373	5	423	12,955
Corporate bonds	5,030	6	265	4,771
Total securities available for sale	$93,499	$69	$2,269	$91,299

December 31, 2018	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(dollars in thousands)
Securities held to maturity
U.S. Government agencies	$855	$—	$12	$843
State and political subdivisions	6,877	6	61	6,822
Corporate bonds	3,105	—	20	3,085
Total securities held to maturity	$10,837	$6	$93	$10,750

Sales of Securities Available for Sale

Results from sales of securities available for sale for the years ended December 31, 2019, 2018 and 2017 are as follows:

	2019	2018	2017
	(dollars in thousands)
Gross proceeds from sales	$3,351	$—	$8,918
Realized gains from sales	$—	$—	$—
Realized losses from sales	(35)	—	(14)
Net realized gains (losses)	$(35)	$—	$(14)

Gross Unrealized Losses and Fair Value of Investments	The unrealized losses on held to maturity securities related to two corporate bonds and two state and political subdivision bonds.

December 31, 2019	Less than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
	(dollars in thousands)
Securities available for sale temporary impairment
U.S. Gov’t agencies	11,956	55	9,704	146	21,660	201
GSE-Mortgage-backed securities and CMO’s	17,613	61	7,431	81	25,044	142
State and political	1,694	45	—	—	1,694	45
Total securities available for sale	$31,263	$161	$17,135	$227	$48,398	$388

December 31, 2019	Less than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
	(dollars in thousands)
Held to maturity temporary impairment
Corporate bonds	1,502	1	—	—	1,502	1
Total securities held to maturity	$1,502	$1	$—	$—	$1,502	$1

December 31, 2018	Less than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
	(dollars in thousands)
Securities available for sale temporary impairment
U.S. Gov’t agencies	1,924	29	47,814	1,037	49,738	1,066
GSE-Mortgage-backed securities and CMO’s	526	6	15,602	509	16,128	515
State and political	—	—	11,109	423	11,109	423
Corporate bonds	1,989	224	1,971	41	3,960	265
Total securities available for sale	$4,439	$259	$76,496	$2,010	$80,935	$2,269

Note 2 - Investment Securities (Continued)

December 31, 2018	Less than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
	(dollars in thousands)
Held to maturity temporary impairment
U.S. Gov’t agencies	$—	$—	$843	$12	$843	$12
State and political	755	6	5,157	55	5,912	61
Corporate bonds	3,085	20	—	—	3,085	20
Total securities held to maturity	$3,840	$26	$6,000	$67	$9,840	$93

Amortized Cost and Fair Value of Available for Sale Securities Portfolio

The following tables show contractual maturities of the investment portfolio as of December 31, 2019:

	Amortized Cost	Estimated Fair Value
	(dollars in thousands)
Securities available for sale
Due within one year	$7,784	$7,827
Due after one but within five years	22,502	22,496
Due after five but within ten years	8,310	8,163
Due after ten years	11,204	11,462
Mortgage backed securities	38,305	38,576
	$88,105	$88,524

Amortized Cost and Fair Value of Held to Maturity Securities Portfolio
	Amortized Cost	Estimated Fair Value
	(dollars in thousands)
Securities held to maturity
Due within one year	$4,525	$4,530
Due after one but within five years	4,975	5,040
Due after five but within ten years	3,928	3,929
	$13,428	$13,499